Infrareit Acquisition (Pro Forma Information) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
InfraREIT [Member]
Oncor Consolidated Pro Forma Revenues	$ 2,141	$ 2,119